Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 26,118	$ 27,721
Accounts receivable, net	210,126	212,365
Inventories	21,107	21,529
Current portion of subscription acquisition costs	56,410	54,581
Current portion of broadcast rights	7,870	3,974
Other current assets	21,987	13,568
Total current assets	343,618	333,738
Property, plant, and equipment	458,583	459,257
Less accumulated depreciation	(260,660)	(272,819)
Net property, plant, and equipment	197,923	186,438
Subscription acquisition costs	65,947	54,286
Broadcast rights	1,655	1,292
Other assets	75,039	66,940
Intangible assets, net	554,866	545,101
Goodwill	566,894	525,034
Total assets	1,805,942	1,712,829
Current liabilities
Current portion of long-term debt	50,000	50,000
Current portion of long-term broadcast rights payable	10,942	8,548
Accounts payable	52,882	82,878
Accrued expenses and other liabilities	106,420	115,735
Current portion of unearned subscription revenues	166,841	151,831
Total current liabilities	387,085	408,992
Long-term debt	200,000	145,000
Long-term broadcast rights payable	5,937	5,431
Unearned subscription revenues	143,330	120,024
Deferred income taxes	176,853	160,709
Other noncurrent liabilities	99,674	97,688
Total liabilities	1,012,879	937,844
Shareholders' equity
Additional paid-in capital	51,666	58,274
Retained earnings	712,315	687,816
Accumulated other comprehensive loss	(15,707)	(16,163)
Total shareholders' equity	793,063	774,985
Total liabilities and shareholders' equity	1,805,942	1,712,829
Preferred Stock [Member]
Shareholders' equity
Series preferred stock	0	0
Company Common Stock [Member]
Shareholders' equity
Common stock	36,049	36,282
Common Class B [Member]
Shareholders' equity
Common stock	$ 8,740	$ 8,776